Segment Information - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenues	$ 2,106.3	$ 2,260.2	$ 3,083.8	$ 2,716.3	$ 1,912.9
Percentage of accounts receivable due from one customer			10.50%	10.30%
Accounts receivable			$ 60.0	$ 48.0
Starz Business [Member]
Revenues			775.5	648.2	204.1
Amount due from customer			157.6	$ 126.8
Motion Picture And Television Production [Member]
Revenue from one individual external customer			$ 337.1		$ 293.5
Maximum [Member]
Percentage of total revenue	10.00%		10.00%
Percentage of accounts receivable due from one customer			10.00%
Maximum [Member] | Motion Picture And Television Production [Member]
Percentage of revenue from one individual external customer			10.00%		10.00%